Consolidated Statements of Operations (FY) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
OneWater LLC [Member]
Revenues
Total revenues	$ 767,624	$ 602,805	$ 391,483
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales	595,498	465,151	305,782
Selling, general and administrative expenses	116,503	91,297	65,352
Depreciation and amortization	2,682	1,685	1,055
Gain on settlement of contingent consideration	(1,674)	0	0
Income from operations	54,615	44,672	19,294
Other expense (income)
Interest expense - floor plan	9,395	5,534	2,686
Interest expense - other	6,568	3,836	2,266
Transaction costs	1,323	438	327
Change in fair value of warrant liability	(1,336)	33,187	18,057
Other expense (income), net	1,402	(269)	217
Total other expense (income), net	17,352	42,726	23,553
Net income (loss)	37,263	1,946	(4,259)
Less: Net income attributable to non-controlling interest	1,606	830	13
Net income (loss) attributable to One Water Marine Holdings, LLC	35,657	1,116	(4,272)
Redeemable preferred interest, dividends and accretion	9,417	8,270	6,732
OneWater LLC Preferred distribution	191	225	129
Net income (loss) attributable to common interest holders	$ 26,049	$ (7,379)	$ (11,133)
Earnings (loss) per unit attributable to common interest holders:
Basic (in dollars per share)	$ 342.21	$ (97.95)	$ (148.44)
Diluted (in dollars per share)	$ 252.18	$ (97.95)	$ (148.44)
OneWater LLC [Member] | New Boat [Member]
Revenues
Total revenues	$ 516,789	$ 398,586	$ 250,298
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales	425,022	322,126	204,207
OneWater LLC [Member] | Pre-Owned Boat [Member]
Revenues
Total revenues	162,994	140,931	98,320
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales	136,238	116,457	83,115
OneWater LLC [Member] | Finance & Insurance [Member]
Revenues
Total revenues	26,152	16,623	9,896
OneWater LLC [Member] | Service, Parts & Other [Member]
Revenues
Total revenues	61,689	46,665	32,969
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales	$ 34,238	$ 26,568	$ 18,460